Summary of Significant Accounting Policies - Additional Information (Details)		1 Months Ended	11 Months Ended
	Nov. 17, 2021	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) SEGMENT
Property, Plant and Equipment [Line Items]
Cash equivalents		$ 0	$ 101,000,000
Unrecognized tax benefits		0	0
Unrecognized tax benefit, interest and penalties		$ 0	$ 0
Number of segment | SEGMENT			1
Change in accounting principle, accounting standards update, adoption date			Feb. 01, 2021
Change in accounting principle, accounting standards update, early adoption			true
Change in accounting principle, accounting standards update, immaterial effect [true false]			true
Accounting Standards Update [Extensible Enumeration]			us-gaap:AccountingStandardsUpdate201602Member
Performance-Based RSUs
Property, Plant and Equipment [Line Items]
Expected volatility rate	96.10%
Risk-free rate	1.60%
Weighted average remaining term	10 years
Common Stock
Property, Plant and Equipment [Line Items]
Cash tender offer minimum percentage			50.00%
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets			3 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets			5 years